UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00790

Fidelity Trend Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2021

Item 1.

Reports to Stockholders

Fidelity® Trend Fund

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2021

% of fund's net assets
Amazon.com, Inc.	9.0
Apple, Inc.	5.9
Facebook, Inc. Class A	5.3
Microsoft Corp.	5.1
Alphabet, Inc. Class A	4.8
MasterCard, Inc. Class A	3.9
NVIDIA Corp.	3.8
Tesla, Inc.	2.7
Microchip Technology, Inc.	1.6
Adobe, Inc.	1.5
43.6

Top Five Market Sectors as of June 30, 2021

% of fund's net assets
Information Technology	38.7
Consumer Discretionary	24.4
Communication Services	12.7
Health Care	9.4
Industrials	8.2

Asset Allocation (% of fund's net assets)

As of June 30, 2021*
Stocks	98.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 11.9%

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 12.7%
Entertainment - 1.8%
Live Nation Entertainment, Inc. (a)	326,100	$28,563
Sea Ltd. ADR (a)	116,000	31,854
		60,417
Interactive Media & Services - 10.4%
Alphabet, Inc. Class A (a)	66,767	163,031
Facebook, Inc. Class A (a)	513,464	178,537
IAC (a)	28,527	4,398
Vimeo, Inc. (a)	49,885	2,444
Zillow Group, Inc. Class A (a)	32,500	3,982
		352,392
Media - 0.5%
Cable One, Inc.	9,194	17,586
Endeavor Group Holdings, Inc. (a)(b)	26,700	740
		18,326

TOTAL COMMUNICATION SERVICES		431,135

CONSUMER DISCRETIONARY - 24.4%
Automobiles - 2.7%
Tesla, Inc. (a)	137,130	93,207
Hotels, Restaurants & Leisure - 4.0%
Airbnb, Inc. Class A	111,900	17,136
Booking Holdings, Inc. (a)	11,200	24,507
Caesars Entertainment, Inc. (a)	287,800	29,859
Chipotle Mexican Grill, Inc. (a)	12,868	19,950
Compass Group PLC (a)	1,045,600	22,029
Hilton Worldwide Holdings, Inc. (a)	189,824	22,897
		136,378
Internet & Direct Marketing Retail - 10.8%
Amazon.com, Inc. (a)	88,645	304,956
Chewy, Inc. (a)(b)	110,750	8,828
Etsy, Inc. (a)	76,800	15,809
Farfetch Ltd. Class A (a)	528,700	26,625
The Honest Co., Inc.	388,828	5,666
Wayfair LLC Class A (a)	18,407	5,811
		367,695
Leisure Products - 0.1%
Callaway Golf Co.	58,854	1,985
Specialty Retail - 2.2%
Floor & Decor Holdings, Inc. Class A (a)	107,500	11,363
Industria de Diseno Textil SA	335,300	11,838
L Brands, Inc.	204,200	14,715
RH (a)	27,646	18,772
TJX Companies, Inc.	257,250	17,344
		74,032
Textiles, Apparel & Luxury Goods - 4.6%
Capri Holdings Ltd. (a)	381,100	21,795
Hermes International SCA	21,000	30,591
lululemon athletica, Inc. (a)	22,400	8,175
LVMH Moet Hennessy Louis Vuitton SE	36,330	28,579
Moncler SpA	195,200	13,207
NIKE, Inc. Class B	297,781	46,004
Ralph Lauren Corp.	59,400	6,998
		155,349

TOTAL CONSUMER DISCRETIONARY		828,646

CONSUMER STAPLES - 1.2%
Beverages - 0.4%
Monster Beverage Corp. (a)	155,459	14,201
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	34,347	13,590
Zur Rose Group AG (a)	33,520	12,843
		26,433

TOTAL CONSUMER STAPLES		40,634

FINANCIALS - 3.6%
Banks - 0.8%
Bank of America Corp.	418,800	17,267
HDFC Bank Ltd. sponsored ADR (a)	146,298	10,697
		27,964
Capital Markets - 2.8%
Ares Management Corp.	156,900	9,977
BlackRock, Inc. Class A	13,159	11,514
Brookfield Asset Management, Inc. Class A	264,900	13,505
Intercontinental Exchange, Inc.	124,600	14,790
Moody's Corp.	63,211	22,906
MSCI, Inc.	39,213	20,904
		93,596
Insurance - 0.0%
Brookfield Asset Management Reinsurance Partners Ltd. (a)	1,826	95

TOTAL FINANCIALS		121,655

HEALTH CARE - 9.4%
Health Care Equipment & Supplies - 5.2%
Boston Scientific Corp. (a)	2,192	94
Danaher Corp.	96,800	25,977
Hoya Corp.	115,100	15,261
IDEXX Laboratories, Inc. (a)	59,255	37,422
Insulet Corp. (a)	38,813	10,655
Intuitive Surgical, Inc. (a)	25,856	23,778
Masimo Corp. (a)	82,487	19,999
Stryker Corp.	75,807	19,689
West Pharmaceutical Services, Inc.	66,057	23,721
		176,596
Health Care Technology - 0.2%
Inspire Medical Systems, Inc. (a)	43,700	8,445
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (a)	14,600	2,859
Sartorius Stedim Biotech	33,900	16,035
Thermo Fisher Scientific, Inc.	39,560	19,957
		38,851
Pharmaceuticals - 2.9%
Eli Lilly & Co.	172,151	39,512
Horizon Therapeutics PLC (a)	234,800	21,987
Zoetis, Inc. Class A	193,000	35,967
		97,466

TOTAL HEALTH CARE		321,358

INDUSTRIALS - 8.2%
Aerospace & Defense - 2.8%
Axon Enterprise, Inc. (a)	123,117	21,767
HEICO Corp. Class A	215,688	26,784
Howmet Aerospace, Inc. (a)	772,400	26,625
TransDigm Group, Inc. (a)	33,177	21,475
		96,651
Airlines - 0.5%
Southwest Airlines Co. (a)	340,800	18,093
Commercial Services & Supplies - 1.1%
Cintas Corp.	63,803	24,373
Waste Connection, Inc. (United States)	97,600	11,656
		36,029
Machinery - 1.2%
Nordson Corp.	61,633	13,529
Otis Worldwide Corp.	321,300	26,273
		39,802
Professional Services - 0.5%
CoStar Group, Inc. (a)	208,870	17,299
Road & Rail - 1.3%
Old Dominion Freight Lines, Inc.	63,300	16,066
Uber Technologies, Inc. (a)	548,165	27,474
		43,540
Trading Companies & Distributors - 0.8%
AerCap Holdings NV (a)	538,900	27,597

TOTAL INDUSTRIALS		279,011

INFORMATION TECHNOLOGY - 38.7%
Electronic Equipment & Components - 1.4%
CDW Corp.	76,566	13,372
Novanta, Inc. (a)	139,095	18,744
Zebra Technologies Corp. Class A (a)	29,767	15,761
		47,877
IT Services - 8.8%
Adyen BV (a)(c)	6,037	14,805
Dlocal Ltd.	39,200	2,059
EPAM Systems, Inc. (a)	52,686	26,920
Euronet Worldwide, Inc. (a)	175,301	23,727
Gartner, Inc. (a)	124,430	30,137
Globant SA (a)	178,031	39,021
MasterCard, Inc. Class A	360,237	131,519
MongoDB, Inc. Class A (a)	46,184	16,696
Snowflake Computing, Inc.	26,000	6,287
Square, Inc. (a)	29,150	7,107
		298,278
Semiconductors & Semiconductor Equipment - 9.4%
ASML Holding NV	34,502	23,835
Lam Research Corp.	41,517	27,015
Marvell Technology, Inc.	584,300	34,082
Microchip Technology, Inc.	353,838	52,984
Micron Technology, Inc. (a)	238,400	20,259
Monolithic Power Systems, Inc.	76,100	28,420
NVIDIA Corp.	161,409	129,143
Renesas Electronics Corp. (a)	276,900	2,993
		318,731
Software - 13.2%
Adobe, Inc. (a)	88,434	51,790
ANSYS, Inc. (a)	35,691	12,387
Atlassian Corp. PLC (a)	77,284	19,851
Autodesk, Inc. (a)	77,729	22,689
Cadence Design Systems, Inc. (a)	166,469	22,776
Cloudflare, Inc. (a)	85,446	9,044
Coupa Software, Inc. (a)	31,064	8,142
Digital Turbine, Inc. (a)	109,800	8,348
Duck Creek Technologies, Inc. (a)(b)	167,600	7,292
Fair Isaac Corp. (a)	35,783	17,987
Five9, Inc. (a)	96,387	17,676
Intuit, Inc.	18,921	9,275
Microsoft Corp.	639,400	173,213
Paycom Software, Inc. (a)	42,100	15,302
RingCentral, Inc. (a)	30,838	8,961
Salesforce.com, Inc. (a)	53,237	13,004
ServiceNow, Inc. (a)	36,300	19,949
The Trade Desk, Inc. (a)	162,170	12,545
		450,231
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	1,460,076	199,972

TOTAL INFORMATION TECHNOLOGY		1,315,089

MATERIALS - 0.4%
Chemicals - 0.4%
PPG Industries, Inc.	75,500	12,818
UTILITIES - 0.3%
Electric Utilities - 0.2%
NextEra Energy, Inc.	91,800	6,727
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp. (b)	133,763	5,610

TOTAL UTILITIES		12,337

TOTAL COMMON STOCKS
(Cost $1,770,431)		3,362,683

Money Market Funds - 1.6%
Fidelity Cash Central Fund 0.06% (d)	39,444,181	39,452
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	16,871,731	16,873
TOTAL MONEY MARKET FUNDS
(Cost $56,325)		56,325
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $1,826,756)		3,419,008
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(18,047)
NET ASSETS - 100%		$3,400,961

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,805,000 or 0.4% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3
Fidelity Securities Lending Cash Central Fund	21
Total	$24

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$12,422	$334,580	$307,537	$(13)	$--	$39,452	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	9,636	168,788	161,551	--	--	16,873	0.0%
Total	$22,058	$503,368	$469,088	$(13)	$--	$56,325

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$431,135	$431,135	$--	$--
Consumer Discretionary	828,646	760,534	68,112	--
Consumer Staples	40,634	40,634	--	--
Financials	121,655	121,655	--	--
Health Care	321,358	321,358	--	--
Industrials	279,011	279,011	--	--
Information Technology	1,315,089	1,300,284	14,805	--
Materials	12,818	12,818	--	--
Utilities	12,337	12,337	--	--
Money Market Funds	56,325	56,325	--	--
Total Investments in Securities:	$3,419,008	$3,336,091	$82,917	$--
Net unrealized depreciation on unfunded commitments	$(29)	$--	$(29)	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.1%
France	2.1%
Netherlands	1.9%
Canada	1.4%
United Kingdom	1.2%
Luxembourg	1.1%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $16,030) — See accompanying schedule: Unaffiliated issuers (cost $1,770,431)	$3,362,683
Fidelity Central Funds (cost $56,325)	56,325
Total Investment in Securities (cost $1,826,756)		$3,419,008
Receivable for fund shares sold		1,486
Dividends receivable		429
Distributions receivable from Fidelity Central Funds		2
Other receivables		59
Total assets		3,420,984
Liabilities
Net unrealized depreciation on unfunded commitments	$29
Payable for fund shares redeemed	1,098
Accrued management fee	1,491
Other affiliated payables	486
Other payables and accrued expenses	50
Collateral on securities loaned	16,869
Total liabilities		20,023
Net Assets		$3,400,961
Net Assets consist of:
Paid in capital		$1,653,994
Total accumulated earnings (loss)		1,746,967
Net Assets		$3,400,961
Net Asset Value, offering price and redemption price per share ($3,400,961 ÷ 21,093 shares)		$161.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends		$6,219
Income from Fidelity Central Funds (including $21 from security lending)		24
Total income		6,243
Expenses
Management fee
Basic fee	$8,837
Performance adjustment	312
Transfer agent fees	2,440
Accounting fees	491
Custodian fees and expenses	21
Independent trustees' fees and expenses	6
Registration fees	53
Audit	29
Legal	3
Interest	5
Miscellaneous	8
Total expenses before reductions	12,205
Expense reductions	(141)
Total expenses after reductions		12,064
Net investment income (loss)		(5,821)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	162,397
Fidelity Central Funds	(13)
Foreign currency transactions	30
Total net realized gain (loss)		162,414
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	130,196
Assets and liabilities in foreign currencies	(1)
Unfunded commitments	(29)
Total change in net unrealized appreciation (depreciation)		130,166
Net gain (loss)		292,580
Net increase (decrease) in net assets resulting from operations		$286,759

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(5,821)	$(4,527)
Net realized gain (loss)	162,414	222,527
Change in net unrealized appreciation (depreciation)	130,166	757,200
Net increase (decrease) in net assets resulting from operations	286,759	975,200
Distributions to shareholders	(88,547)	(136,849)
Share transactions
Proceeds from sales of shares	372,483	720,817
Reinvestment of distributions	82,208	126,214
Cost of shares redeemed	(479,455)	(533,086)
Net increase (decrease) in net assets resulting from share transactions	(24,764)	313,945
Total increase (decrease) in net assets	173,448	1,152,296
Net Assets
Beginning of period	3,227,513	2,075,217
End of period	$3,400,961	$3,227,513
Other Information
Shares
Sold	2,425	5,678
Issued in reinvestment of distributions	536	882
Redeemed	(3,145)	(4,480)
Net increase (decrease)	(184)	2,080

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Trend Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$151.69	$108.10	$87.41	$99.60	$84.03	$84.63
Income from Investment Operations
Net investment income (loss)A	(.26)	(.23)	.30	.23	.32	.40
Net realized and unrealized gain (loss)	13.78	50.55	30.82	(2.85)	24.16	3.41
Total from investment operations	13.52	50.32	31.12	(2.62)	24.48	3.81
Distributions from net investment income	–	(.06)	(.25)	(.22)B	(.35)	(.39)
Distributions from net realized gain	(3.97)	(6.68)	(10.18)	(9.34)B	(8.56)	(4.03)
Total distributions	(3.97)	(6.73)C	(10.43)	(9.57)C	(8.91)	(4.41)C
Net asset value, end of period	$161.24	$151.69	$108.10	$87.41	$99.60	$84.03
Total ReturnD,E	9.04%	47.00%	35.88%	(2.96)%	29.42%	4.57%
Ratios to Average Net AssetsF,G
Expenses before reductions	.73%H	.73%	.64%	.67%	.67%	.74%
Expenses net of fee waivers, if any	.73%H	.73%	.64%	.67%	.67%	.74%
Expenses net of all reductions	.72%H	.73%	.63%	.66%	.66%	.73%
Net investment income (loss)	(.35)%H	(.19)%	.29%	.22%	.33%	.47%
Supplemental Data
Net assets, end of period (in millions)	$3,401	$3,228	$2,075	$1,621	$1,777	$1,495
Portfolio turnover rateI	45%H	45%	73%	88%	128%	129%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Trend Fund (the Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%**

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Trend Fund	$7

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred Trustees compensation, net operating losses and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,616,017
Gross unrealized depreciation	(25,460)
Net unrealized appreciation (depreciation)	$1,590,557
Tax cost	$1,828,451

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Trend Fund	742,070	894,034

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Trend Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Trend Fund	$8

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Trend Fund	Borrower	$9,239.29%		$4

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Trend Fund	21,884	116,600

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Trend Fund	$3

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Trend Fund	$2	$1	$–

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Trend Fund	$3,610.57%		$1

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $136 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $5.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity Trend Fund	.73%
Actual		$1,000.00	$1,090.40	$3.78
Hypothetical-C		$1,000.00	$1,021.17	$3.66

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Trend Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its January 2021 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in July 2018 and April 2019. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Trend Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Trend Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

TRE-SANN-0821
1.705631.123

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Trend Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund’s (the “Trust”) disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 19, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2021